Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	May 31, 2016	May 31, 2015
Statement of Financial Position [Abstract]
Accounts receivable, allowance	$ 408	$ 801
Accounts payable, consolidated variable interest entity without recourse	21,318	17,809
Accrued expenses and other current liabilities, consolidated variable interest entity without recourse	192,332	157,466
Income taxes payable, consolidated variable interest entity without recourse	30,899	25,028
Amounts due to related parties, consolidated variable interest entity without recourse	29	1,995
Deferred revenue, consolidated variable interest entity without recourse	616,299	470,903
Deferred tax liabilities, non-current consolidated variable interest entity without recourse	$ 1,432	$ 1,600
Common stock, par value	$ 0.01	$ 0.01
Common stock, shares authorized	300,000,000	300,000,000
Common stock, shares issued	158,379,387	158,379,387
Common stock, shares outstanding	157,439,397	156,486,763